Separate Accounting and Annuity Product Guarantees - Additional Information (Detail) - Investment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios	100	100
Mean investment performance assumption	6.50%	6.50%
Volatility assumption	13.40%	13.40%
Mortality assumption	For2017and2016, the mortality assumption is based on the Annuity 2000 mortality table for all variable products. The past mortality improvement is based on gender distinct mortality loads varying by attained age, and future mortality improvement factors are based on gender distinct projection scales varying by attained age and subject to grading factors.
Lapse rates, spike rates	60.00%	40.00%
Lapse rates, ultimate rate	15.00%	15.00%
Description of discount rates	Discount rates vary by contract type and equal an assumed long-term investment return (see mean investment performance assumption above), less the applicable mortality and expense rate.	Discount rates vary by contract type and equal an assumed long-term investment return (see mean investment performance assumption above), less the applicable mortality and expense rate.
Guaranteed Minimum Accumulation And Withdrawal Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios	1,000	1,000
Mortality assumption	For2017and2016, the mortality assumption is based on the Annuity 2000 mortality table for all variable products. The past mortality improvement is based on gender distinct mortality loads varying by attained age, and future mortality improvement factors are based on gender distinct projection scales varying by attained age and subject to grading factors.
Lapse rates, spike rates	60.00%	40.00%
Lapse rates, ultimate rate	15.00%	15.00%
Volatility assumption period	1 year	1 year